Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-41085
Entity Registrant Name	Frontier Nuclear and Minerals Inc.
Entity Central Index Key	0001769697